JPMorgan BetaBuilders International Equity ETF
Schedule of Portfolio Investments as of July 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.5%
Australia — 7.2%
ANZ Group Holdings Ltd.	910,283	17,862,939
APA Group	395,915	2,129,384
Aristocrat Leisure Ltd.	189,647	8,491,806
ASX Ltd.	58,753	2,633,552
Atlas Arteria Ltd.	306,687	1,013,043
BHP Group Ltd.	1,466,354	37,033,118
BlueScope Steel Ltd.	132,985	2,016,093
Brambles Ltd.	416,631	6,374,225
Cochlear Ltd.	18,885	3,855,430
Coles Group Ltd.	406,205	5,408,200
Commonwealth Bank of Australia	508,221	57,698,111
Computershare Ltd.	168,130	4,525,960
Dexus, REIT	324,803	1,466,359
Fortescue Ltd.	481,254	5,445,034
Glencore plc	2,967,823	11,910,840
Goodman Group, REIT	583,237	13,040,287
GPT Group (The), REIT	577,885	1,882,523
Insurance Australia Group Ltd.	724,737	4,068,255
Lottery Corp. Ltd. (The)	675,527	2,342,987
Macquarie Group Ltd.	110,275	15,271,482
Medibank Pvt Ltd.	835,846	2,731,884
Mirvac Group, REIT	1,191,573	1,709,658
National Australia Bank Ltd.	932,977	23,153,366
Northern Star Resources Ltd.	435,351	4,325,356
Orica Ltd.	147,914	2,019,922
Origin Energy Ltd.	522,858	3,909,834
Pro Medicus Ltd.	16,707	3,430,859
Qantas Airways Ltd.	223,904	1,552,851
QBE Insurance Group Ltd.	458,292	6,798,405
Ramsay Health Care Ltd.	56,194	1,391,065
REA Group Ltd.	15,477	2,357,627
Reece Ltd.	105,310	911,834
Rio Tinto Ltd.	112,664	8,012,434
Rio Tinto plc	324,305	19,315,424
Santos Ltd.	934,450	4,702,049
Scentre Group, REIT	1,575,291	3,770,048
SEEK Ltd.	97,997	1,511,671
SGH Ltd.	60,527	1,979,678
Sigma Healthcare Ltd.	1,688,705	3,119,235
Sonic Healthcare Ltd.	141,138	2,492,335
South32 Ltd.	1,374,639	2,570,631
Stockland, REIT	723,787	2,566,034
Suncorp Group Ltd.	328,123	4,398,414
Telstra Group Ltd.	1,227,377	3,911,750
TPG Telecom Ltd.	128,192	454,696
Transurban Group	937,292	8,294,870
Vicinity Ltd., REIT	1,094,264	1,722,919
Washington H Soul Pattinson & Co. Ltd. (a)	75,449	1,960,169

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Australia — continued
Wesfarmers Ltd.	344,409	18,839,017
Westpac Banking Corp.	1,043,507	22,529,461
WiseTech Global Ltd.	52,401	3,968,860
Woodside Energy Group Ltd.	576,275	9,751,951
Woolworths Group Ltd.	370,753	7,484,798
		392,118,733
Austria — 0.4%
ANDRITZ AG	19,589	1,363,218
BAWAG Group AG (b)	22,993	2,901,891
Erste Group Bank AG	90,705	8,294,426
Mondi plc	133,970	1,811,038
OMV AG	43,288	2,204,589
Raiffeisen Bank International AG	44,655	1,289,388
Telekom Austria AG	26,268	278,786
Verbund AG	20,718	1,542,653
		19,685,989
Belgium — 0.9%
Ackermans & van Haaren NV	6,610	1,621,410
Ageas SA	51,577	3,506,839
Anheuser-Busch InBev SA	296,871	17,067,911
Colruyt Group NV	9,427	402,692
D'ieteren Group	6,169	1,218,583
Elia Group SA/NV	12,898	1,488,085
Groupe Bruxelles Lambert NV	24,515	2,049,457
KBC Group NV	75,946	7,921,473
Lotus Bakeries NV	122	1,031,439
Sofina SA	4,288	1,313,081
Syensqo SA	21,440	1,699,246
UCB SA	36,506	7,843,501
Warehouses De Pauw CVA, REIT	53,671	1,252,476
		48,416,193
Brazil — 0.0% ^
Yara International ASA	49,074	1,814,126
Chile — 0.0% ^
Antofagasta plc	105,022	2,590,013
China — 0.5%
Budweiser Brewing Co. APAC Ltd. (b)	514,900	540,513
Prosus NV	382,014	21,822,858
Wharf Holdings Ltd. (The)	293,000	834,210
Wilmar International Ltd.	548,400	1,241,226
Wuxi Biologics Cayman, Inc. * (b)	1,061,000	4,314,061
		28,752,868
Denmark — 1.9%
AP Moller - Maersk A/S, Class A	807	1,583,472
AP Moller - Maersk A/S, Class B	1,218	2,405,260

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Denmark — continued
Carlsberg A/S, Class B	28,028	3,494,175
Coloplast A/S, Class B	43,716	3,992,671
Danske Bank A/S	197,925	7,851,977
DSV A/S	58,003	12,997,603
Genmab A/S *	18,888	4,066,538
Novo Nordisk A/S, Class B	964,025	44,834,879
Novonesis Novozymes B	104,932	6,788,846
Orsted A/S * (b)	44,400	2,092,639
Pandora A/S	23,717	3,915,574
Tryg A/S	93,705	2,260,345
Vestas Wind Systems A/S	304,494	5,559,479
		101,843,458
Finland — 1.1%
Elisa OYJ	43,567	2,241,641
Fortum OYJ	132,621	2,433,031
Kesko OYJ, Class A	26,295	572,387
Kesko OYJ, Class B	81,533	1,773,296
Kone OYJ, Class B	107,617	6,608,597
Metso OYJ	213,174	2,677,315
Neste OYJ	129,211	2,039,291
Nokia OYJ	1,531,611	6,241,849
Nordea Bank Abp	916,500	13,381,552
Orion OYJ, Class A	8,172	648,611
Orion OYJ, Class B	32,416	2,595,186
Sampo OYJ, Class A	767,031	8,233,070
Stora Enso OYJ, Class R (a)	178,276	1,834,369
UPM-Kymmene OYJ	160,045	4,148,011
Wartsila OYJ Abp	146,949	4,059,971
		59,488,177
France — 9.0%
Aeroports de Paris SA (a)	10,887	1,321,405
Air Liquide SA	174,397	34,310,268
Airbus SE	177,735	35,734,538
Amundi SA (b)	18,788	1,388,443
AXA SA	533,314	25,902,637
BioMerieux	13,593	1,944,945
BNP Paribas SA	314,373	28,663,990
Bollore SE	209,740	1,209,795
Bouygues SA	56,481	2,325,694
Bureau Veritas SA	94,708	2,916,639
Capgemini SE	51,528	7,671,307
Cie de Saint-Gobain SA	137,566	15,781,180
Cie Generale des Etablissements Michelin SCA	205,188	7,299,872
Credit Agricole SA	342,599	6,305,375
Danone SA	194,807	15,942,404
Dassault Aviation SA	5,432	1,691,293
Dassault Systemes SE	201,935	6,633,819

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
France — continued
Engie SA	532,076	11,960,131
EssilorLuxottica SA	87,246	25,942,995
Hermes International SCA	10,299	25,186,101
Kering SA	21,354	5,243,379
Legrand SA	79,219	11,701,189
L'Oreal SA	73,370	32,465,018
LVMH Moet Hennessy Louis Vuitton SE	78,073	41,910,529
Orange SA	555,368	8,447,748
Pernod Ricard SA	59,751	6,140,541
Publicis Groupe SA	68,957	6,301,412
Safran SA	105,504	34,790,095
Sartorius Stedim Biotech	7,759	1,550,486
Societe Generale SA	212,329	13,552,657
Thales SA	27,384	7,366,131
TotalEnergies SE	619,620	36,846,015
Veolia Environnement SA	192,865	6,536,019
Vinci SA	152,475	21,180,132
		494,164,182
Germany — 9.8%
adidas AG	54,191	10,357,474
Allianz SE (Registered)	117,202	46,315,658
BASF SE	270,883	13,275,817
Bayer AG (Registered)	278,190	8,652,198
Bayerische Motoren Werke AG	85,478	8,133,360
Bayerische Motoren Werke AG (Preference)	16,862	1,474,168
Beiersdorf AG	29,198	3,628,210
BioNTech SE, ADR * (a)	28,528	3,066,760
Commerzbank AG	264,518	9,645,878
Continental AG	32,779	2,799,677
Daimler Truck Holding AG	141,650	6,890,607
Deutsche Bank AG (Registered)	542,189	17,857,829
Deutsche Boerse AG	55,764	16,137,400
Deutsche Post AG	288,053	12,906,428
Deutsche Telekom AG (Registered)	1,009,870	36,219,919
Dr Ing hc F Porsche AG (Preference) (b)	33,286	1,687,817
E.ON SE	671,833	12,256,418
Fresenius SE & Co. KGaA	124,789	5,956,265
Hannover Rueck SE	18,228	5,529,348
Heidelberg Materials AG	38,829	8,957,647
Henkel AG & Co. KGaA	29,236	2,078,982
Henkel AG & Co. KGaA (Preference)	49,417	3,808,032
Infineon Technologies AG	383,820	15,077,664
Mercedes-Benz Group AG	211,875	11,996,422
Merck KGaA	39,224	4,902,390
MTU Aero Engines AG	15,303	6,601,083
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	39,882	26,109,590
Rheinmetall AG	13,167	26,064,055

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Germany — continued
RWE AG	205,201	8,418,420
SAP SE	311,906	89,191,329
Sartorius AG (Preference)	7,566	1,611,195
Siemens AG (Registered)	223,208	56,851,830
Siemens Energy AG *	204,127	23,633,574
Siemens Healthineers AG (b)	81,876	4,410,058
Symrise AG	38,095	3,453,209
Talanx AG	18,261	2,420,444
Volkswagen AG (Preference)	62,584	6,544,148
Vonovia SE	249,738	7,750,766
		532,672,069
Hong Kong — 2.0%
AIA Group Ltd.	3,246,000	30,266,263
CK Asset Holdings Ltd.	567,500	2,600,400
CK Infrastructure Holdings Ltd.	185,500	1,306,475
CLP Holdings Ltd.	549,500	4,769,539
Hang Seng Bank Ltd.	209,600	3,053,181
Henderson Land Development Co. Ltd.	402,000	1,406,709
HKT Trust & HKT Ltd.	1,082,000	1,703,693
Hong Kong & China Gas Co. Ltd.	3,313,100	2,957,151
Hong Kong Exchanges & Clearing Ltd.	362,100	19,596,422
Jardine Matheson Holdings Ltd.	51,400	2,791,092
Link, REIT	777,600	4,332,597
MTR Corp. Ltd.	478,000	1,719,495
Power Assets Holdings Ltd.	414,000	2,725,817
Prudential plc	745,924	9,462,931
Sino Land Co. Ltd.	1,102,000	1,270,275
Sun Hung Kai Properties Ltd.	515,000	6,116,899
Swire Pacific Ltd., Class A	102,500	926,532
Swire Pacific Ltd., Class B	217,500	341,705
Swire Properties Ltd.	313,600	840,514
Techtronic Industries Co. Ltd.	444,500	5,315,177
WH Group Ltd. (b)	2,366,924	2,369,618
Wharf Real Estate Investment Co. Ltd.	429,000	1,361,995
		107,234,480
Ireland — 0.1%
Kerry Group plc, Class A	44,533	4,113,517
Kingspan Group plc	47,068	3,906,266
		8,019,783
Israel — 0.7%
Azrieli Group Ltd.	10,400	1,021,791
Bank Hapoalim BM	400,215	7,505,264
Bank Leumi Le-Israel BM	454,844	8,414,060
Elbit Systems Ltd.	6,974	3,217,332
ICL Group Ltd.	218,051	1,358,438
Israel Discount Bank Ltd., Class A	375,437	3,590,504

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Israel — continued
Mizrahi Tefahot Bank Ltd.	42,497	2,625,202
Nice Ltd. *	19,220	3,000,457
Teva Pharmaceutical Industries Ltd. *	347,757	5,449,679
		36,182,727
Italy — 3.3%
A2A SpA	472,607	1,151,626
Banca Mediolanum SpA	63,109	1,113,167
Banco BPM SpA	398,242	5,078,846
Coca-Cola HBC AG	61,200	3,180,699
Davide Campari-Milano NV	173,149	1,192,622
DiaSorin SpA (a)	6,783	663,141
Enel SpA	2,355,575	20,772,151
Eni SpA	625,170	10,669,997
Ferrari NV	37,104	16,270,390
FinecoBank Banca Fineco SpA	185,299	3,945,763
Generali	274,745	10,249,587
Hera SpA	274,235	1,173,442
Infrastrutture Wireless Italiane SpA (b)	95,368	1,127,470
Intesa Sanpaolo SpA	4,753,276	28,639,756
Leonardo SpA	121,527	6,550,688
Mediobanca Banca di Credito Finanziario SpA (a)	174,169	3,834,569
Moncler SpA	65,016	3,467,474
Nexi SpA (b)	149,649	854,532
Pirelli & C SpA (b)	110,522	745,070
Poste Italiane SpA (b)	139,180	3,006,973
Prysmian SpA	86,344	6,895,735
Recordati Industria Chimica e Farmaceutica SpA	29,353	1,683,505
Snam SpA	651,243	3,774,129
Telecom Italia SpA *	3,746,949	1,721,846
Telecom Italia SpA *	1,833,263	944,089
Terna - Rete Elettrica Nazionale	426,739	4,129,107
UniCredit SpA	472,757	34,782,550
		177,618,924
Japan — 23.5%
Advantest Corp.	223,600	14,869,208
Aeon Co. Ltd.	267,200	8,535,132
AGC, Inc.	64,400	1,938,097
Aisin Corp.	174,000	2,404,684
Ajinomoto Co., Inc.	289,000	7,645,911
ANA Holdings, Inc.	46,700	865,938
Asahi Group Holdings Ltd.	456,100	5,786,121
Asahi Kasei Corp.	412,200	2,867,988
Asics Corp.	216,400	5,087,412
Astellas Pharma, Inc.	545,300	5,654,010
Bandai Namco Holdings, Inc.	197,600	6,389,776
Bridgestone Corp.	177,900	7,196,090
Canon, Inc.	280,600	7,969,782

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Capcom Co. Ltd.	100,700	2,563,392
Central Japan Railway Co.	298,600	6,961,018
Chiba Bank Ltd. (The) (a)	214,700	2,001,156
Chubu Electric Power Co., Inc.	229,400	2,805,733
Chugai Pharmaceutical Co. Ltd.	200,200	9,596,977
Concordia Financial Group Ltd.	346,400	2,297,059
Dai Nippon Printing Co. Ltd.	137,000	2,109,728
Daifuku Co. Ltd.	108,600	2,749,341
Dai-ichi Life Holdings, Inc.	1,117,200	8,839,490
Daiichi Sankyo Co. Ltd.	567,400	13,919,417
Daikin Industries Ltd.	88,800	10,918,479
Daito Trust Construction Co. Ltd.	18,900	1,934,939
Daiwa House Industry Co. Ltd.	187,600	6,202,231
Daiwa Securities Group, Inc.	425,200	2,960,182
Denso Corp.	588,200	7,980,360
Dentsu Group, Inc.	68,400	1,348,889
Disco Corp.	27,800	8,215,643
East Japan Railway Co.	330,900	7,092,571
Eisai Co. Ltd.	82,200	2,305,330
ENEOS Holdings, Inc.	816,400	4,284,986
FANUC Corp.	283,300	7,886,211
Fast Retailing Co. Ltd.	55,700	16,990,156
Fuji Electric Co. Ltd.	41,300	2,053,363
FUJIFILM Holdings Corp.	365,200	7,575,063
Fujikura Ltd.	78,200	5,308,406
Fujitsu Ltd.	543,600	11,841,737
Hankyu Hanshin Holdings, Inc.	72,300	1,884,257
Hikari Tsushin, Inc.	3,800	1,021,663
Hitachi Construction Machinery Co. Ltd.	27,400	793,559
Hitachi Ltd.	1,393,400	42,638,950
Honda Motor Co. Ltd.	1,283,100	13,283,812
Hoshizaki Corp.	34,300	1,174,528
Hoya Corp.	104,700	13,209,245
Hulic Co. Ltd.	171,800	1,638,578
Idemitsu Kosan Co. Ltd.	260,100	1,672,083
IHI Corp.	45,900	5,111,276
Inpex Corp.	263,100	3,746,218
Isuzu Motors Ltd.	172,800	2,214,607
ITOCHU Corp.	429,800	22,544,135
Japan Airlines Co. Ltd.	43,800	869,759
Japan Exchange Group, Inc.	316,000	3,088,073
Japan Post Bank Co. Ltd.	547,800	6,114,158
Japan Post Holdings Co. Ltd.	524,100	4,853,518
Japan Post Insurance Co. Ltd.	57,800	1,479,947
Japan Real Estate Investment Corp., REIT	2,147	1,741,444
Japan Tobacco, Inc.	336,100	9,598,892
JFE Holdings, Inc. (a)	192,400	2,226,658
Kajima Corp.	138,100	3,459,496

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Kansai Electric Power Co., Inc. (The)	312,600	3,753,214
Kao Corp.	141,000	6,344,504
Kawasaki Heavy Industries Ltd.	50,800	3,710,079
Kawasaki Kisen Kaisha Ltd. (a)	112,400	1,587,862
KDDI Corp.	888,000	14,573,515
Keyence Corp.	56,800	20,546,347
Kikkoman Corp.	265,100	2,328,894
Kirin Holdings Co. Ltd.	246,400	3,246,979
Kobe Bussan Co. Ltd.	44,500	1,185,005
Komatsu Ltd.	280,100	9,024,234
Konami Group Corp.	27,500	3,733,368
Kubota Corp.	348,800	3,911,530
Kyocera Corp.	427,500	5,046,370
Kyowa Kirin Co. Ltd.	71,500	1,220,478
Lasertec Corp.	24,900	2,508,644
LY Corp.	806,700	2,948,622
M3, Inc.	136,200	1,675,097
Makita Corp.	75,000	2,321,860
Marubeni Corp.	503,400	10,306,486
MatsukiyoCocokara & Co.	116,200	2,386,131
McDonald's Holdings Co. Japan Ltd.	26,300	1,050,245
MEIJI Holdings Co. Ltd.	75,400	1,524,662
MINEBEA MITSUMI, Inc.	113,100	1,780,011
Mitsubishi Chemical Group Corp.	431,500	2,350,283
Mitsubishi Corp.	1,178,500	23,244,019
Mitsubishi Electric Corp.	629,800	14,165,616
Mitsubishi Estate Co. Ltd.	378,100	7,078,949
Mitsubishi HC Capital, Inc.	253,300	1,872,301
Mitsubishi Heavy Industries Ltd.	1,019,000	24,330,049
Mitsubishi UFJ Financial Group, Inc.	3,511,300	48,395,435
Mitsui & Co. Ltd.	785,800	15,996,250
Mitsui Fudosan Co. Ltd.	841,400	7,520,686
Mitsui OSK Lines Ltd. (a)	101,000	3,394,844
Mizuho Financial Group, Inc.	761,600	22,338,993
MonotaRO Co. Ltd.	75,300	1,340,861
MS&AD Insurance Group Holdings, Inc.	426,500	9,112,634
Murata Manufacturing Co. Ltd.	561,200	8,352,949
NEC Corp.	385,400	11,067,104
Nexon Co. Ltd.	125,600	2,298,235
NIDEC Corp.	306,800	5,886,352
Nintendo Co. Ltd.	353,200	29,520,085
Nippon Building Fund, Inc., REIT	2,494	2,287,817
Nippon Paint Holdings Co. Ltd.	294,300	2,494,941
Nippon Sanso Holdings Corp.	59,600	2,109,456
Nippon Steel Corp.	317,300	6,110,569
Nippon Yusen KK	131,500	4,611,679
Nissan Motor Co. Ltd. *	654,100	1,386,889
Nissin Foods Holdings Co. Ltd. (a)	69,200	1,312,594

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Niterra Co. Ltd.	60,100	2,071,871
Nitori Holdings Co. Ltd.	24,800	2,100,233
Nitto Denko Corp.	210,900	4,364,346
Nomura Holdings, Inc.	890,700	5,884,229
Nomura Research Institute Ltd.	127,500	5,045,232
NTT, Inc. (a)	8,312,600	8,394,576
Obayashi Corp.	212,300	3,126,172
Obic Co. Ltd.	98,700	3,513,975
Olympus Corp.	342,200	4,088,282
Omron Corp.	57,700	1,487,204
Ono Pharmaceutical Co. Ltd.	132,800	1,485,073
Oracle Corp.	10,100	1,092,259
Oriental Land Co. Ltd.	340,000	7,000,777
ORIX Corp.	344,800	7,745,258
Osaka Gas Co. Ltd.	120,500	3,048,812
Otsuka Corp.	73,500	1,392,617
Otsuka Holdings Co. Ltd.	140,600	6,693,925
Pan Pacific International Holdings Corp.	161,000	5,386,459
Panasonic Holdings Corp.	673,700	6,372,744
Rakuten Group, Inc. *	447,700	2,265,235
Recruit Holdings Co. Ltd.	437,000	25,927,720
Renesas Electronics Corp.	480,500	5,844,352
Resona Holdings, Inc.	674,300	6,138,831
Ricoh Co. Ltd.	172,900	1,516,072
SBI Holdings, Inc.	91,400	3,395,315
SCREEN Holdings Co. Ltd.	29,200	2,277,889
SCSK Corp.	46,700	1,453,066
Secom Co. Ltd.	125,900	4,521,478
Sekisui Chemical Co. Ltd.	127,900	2,218,442
Sekisui House Ltd. (a)	190,500	3,996,085
Seven & i Holdings Co. Ltd.	725,700	9,567,044
SG Holdings Co. Ltd.	124,300	1,379,035
Shimadzu Corp.	87,700	1,941,388
Shimano, Inc.	24,500	2,680,201
Shimizu Corp.	170,000	1,883,255
Shin-Etsu Chemical Co. Ltd.	600,700	17,286,295
Shionogi & Co. Ltd.	258,100	4,316,547
Shiseido Co. Ltd.	113,200	1,840,126
SMC Corp.	17,100	5,950,348
SoftBank Corp.	8,499,100	12,279,815
SoftBank Group Corp.	288,500	22,029,559
Sompo Holdings, Inc.	285,200	8,409,708
Sony Group Corp.	1,826,900	43,943,005
Square Enix Holdings Co. Ltd.	23,600	1,595,505
Subaru Corp.	173,900	3,199,033
Sumitomo Corp.	370,800	9,477,565
Sumitomo Electric Industries Ltd.	236,800	5,876,121
Sumitomo Metal Mining Co. Ltd.	79,700	1,753,025

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Sumitomo Mitsui Financial Group, Inc.	1,176,000	29,666,495
Sumitomo Mitsui Trust Group, Inc.	215,700	5,654,525
Sumitomo Realty & Development Co. Ltd.	143,700	5,249,242
Suntory Beverage & Food Ltd.	38,200	1,153,477
Suzuki Motor Corp.	556,800	6,117,881
Sysmex Corp.	167,100	2,714,682
T&D Holdings, Inc.	147,300	3,596,880
Taisei Corp.	50,400	3,013,612
Takeda Pharmaceutical Co. Ltd.	476,100	13,078,367
TDK Corp.	575,600	7,012,501
Terumo Corp.	452,100	7,666,381
TIS, Inc.	71,000	2,265,036
Toho Co. Ltd.	34,600	2,183,026
Tokio Marine Holdings, Inc.	586,300	23,541,659
Tokyo Century Corp.	50,300	575,671
Tokyo Electric Power Co. Holdings, Inc. *	468,600	1,774,374
Tokyo Electron Ltd.	134,100	21,319,063
Tokyo Gas Co. Ltd.	111,900	3,747,374
Tokyu Corp.	174,300	1,962,046
TOPPAN Holdings, Inc.	85,200	2,295,990
Toray Industries, Inc.	450,900	3,084,092
Toyo Suisan Kaisha Ltd.	29,500	1,884,715
Toyota Industries Corp.	54,900	5,870,602
Toyota Motor Corp.	3,490,000	62,078,755
Toyota Tsusho Corp.	214,900	4,925,151
Trend Micro, Inc.	38,100	2,323,280
Unicharm Corp.	348,800	2,412,701
West Japan Railway Co.	142,700	3,124,308
Yakult Honsha Co. Ltd.	86,100	1,385,137
Yamaha Motor Co. Ltd.	294,200	2,127,898
Yaskawa Electric Corp. (a)	76,700	1,604,241
Yokogawa Electric Corp.	75,400	2,009,719
Zensho Holdings Co. Ltd.	29,700	1,562,917
ZOZO, Inc.	123,500	1,222,573
		1,281,071,064
Luxembourg — 0.2%
ArcelorMittal SA	127,811	3,984,660
CVC Capital Partners plc (b)	235,833	4,522,293
		8,506,953
Macau — 0.1%
Galaxy Entertainment Group Ltd.	683,000	3,330,762
Sands China Ltd.	674,400	1,632,566
		4,963,328
Mexico — 0.0% ^
Fresnillo plc	55,632	1,025,781

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Netherlands — 3.7%
Adyen NV * (b)	8,838	15,158,514
Akzo Nobel NV	49,963	3,137,749
Argenx SE *	17,869	12,001,354
ASM International NV	13,368	6,470,882
ASML Holding NV	119,405	82,756,460
EXOR NV	27,891	2,688,037
HAL Trust	10,804	1,533,066
Heineken Holding NV	39,665	2,677,037
Heineken NV	85,334	6,698,014
ING Groep NV	916,640	21,362,704
JDE Peet's NV	46,948	1,392,247
Koninklijke Ahold Delhaize NV	268,678	10,611,828
Koninklijke KPN NV	1,178,314	5,264,122
Koninklijke Philips NV	240,413	6,278,470
NN Group NV	81,166	5,465,368
Universal Music Group NV	287,316	8,265,197
Wolters Kluwer NV	70,909	11,044,715
		202,805,764
New Zealand — 0.1%
Auckland International Airport Ltd.	460,884	2,044,446
Fisher & Paykel Healthcare Corp. Ltd.	167,461	3,630,367
Meridian Energy Ltd.	388,589	1,304,831
		6,979,644
Norway — 0.6%
Aker BP ASA	93,116	2,240,057
DNB Bank ASA	225,375	5,701,931
Equinor ASA	217,447	5,585,688
Gjensidige Forsikring ASA	56,917	1,497,124
Kongsberg Gruppen ASA	132,669	3,964,566
Mowi ASA	134,501	2,505,416
Norsk Hydro ASA	388,994	2,305,564
Orkla ASA	204,372	2,149,183
Salmar ASA (a)	21,837	887,108
Storebrand ASA	124,900	1,773,616
Telenor ASA	188,739	2,895,427
Var Energi ASA	247,508	847,803
Vend Marketplaces ASA, Class A	19,937	786,954
Vend Marketplaces ASA, Class B	28,456	1,069,199
		34,209,636
Poland — 0.5%
Allegro.eu SA * (b)	188,610	1,850,152
Bank Polska Kasa Opieki SA	63,729	3,460,702
Dino Polska SA * (b)	144,500	1,905,687
ING Bank Slaski SA	9,893	876,865
KGHM Polska Miedz SA *	41,485	1,402,576
LPP SA	386	1,714,366

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Poland — continued
ORLEN SA	176,526	3,930,971
Powszechna Kasa Oszczednosci Bank Polski SA	260,253	5,698,631
Powszechny Zaklad Ubezpieczen SA	172,448	2,890,398
Santander Bank Polska SA	11,664	1,700,830
		25,431,178
Portugal — 0.1%
EDP SA	843,347	3,645,253
Galp Energia SGPS SA	125,890	2,403,901
Jeronimo Martins SGPS SA	83,540	2,036,511
		8,085,665
Russia — 0.0% ^
Evraz plc ‡ *	96,418	—
Singapore — 1.4%
CapitaLand Ascendas, REIT	1,103,300	2,362,306
CapitaLand Integrated Commercial Trust, REIT	1,485,358	2,507,971
CapitaLand Investment Ltd.	664,400	1,415,041
DBS Group Holdings Ltd.	618,250	22,692,549
Genting Singapore Ltd.	1,733,300	977,727
Jardine Cycle & Carriage Ltd.	17,600	356,397
Keppel Ltd.	429,700	2,791,693
Mapletree Pan Asia Commercial Trust, REIT	678,200	672,032
Oversea-Chinese Banking Corp. Ltd.	988,900	12,815,320
Singapore Airlines Ltd.	419,750	2,192,425
Singapore Exchange Ltd.	248,800	3,050,687
Singapore Technologies Engineering Ltd.	473,800	3,187,388
Singapore Telecommunications Ltd.	2,490,500	7,422,057
STMicroelectronics NV	195,644	4,972,091
United Overseas Bank Ltd.	407,300	11,315,909
		78,731,593
South Africa — 0.2%
Anglo American plc	324,062	9,118,492
Spain — 3.1%
ACS Actividades de Construccion y Servicios SA	61,378	4,235,991
Aena SME SA (b)	223,386	6,015,368
Amadeus IT Group SA	132,196	10,614,525
Banco Bilbao Vizcaya Argentaria SA	1,747,421	29,143,956
Banco Santander SA	4,511,006	38,753,113
CaixaBank SA	1,080,531	10,165,972
Cellnex Telecom SA (b)	173,785	6,132,796
EDP Renovaveis SA	77,321	907,804
Endesa SA	96,055	2,778,815
Iberdrola SA	1,760,980	30,951,584
Industria de Diseno Textil SA	336,356	16,066,742
Naturgy Energy Group SA (a)	31,909	1,000,672
Redeia Corp. SA	122,823	2,381,047

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Spain — continued
Repsol SA	346,645	5,255,752
Telefonica SA (a)	1,367,534	7,057,568
		171,461,705
Sweden — 3.3%
Alfa Laval AB	82,543	3,586,298
Assa Abloy AB, Class B	319,663	10,577,729
Atlas Copco AB, Class A	768,050	11,696,163
Atlas Copco AB, Class B	473,728	6,411,037
Axfood AB	32,626	972,199
Beijer Ref AB	113,300	1,901,955
Boliden AB *	86,221	2,639,159
Castellum AB	117,370	1,336,088
Epiroc AB, Class A	188,917	3,845,060
Epiroc AB, Class B	118,357	2,121,667
EQT AB	212,659	7,107,937
Essity AB, Class A	6,646	163,956
Essity AB, Class B	181,637	4,478,720
Evolution AB (b)	55,167	4,907,718
Fastighets AB Balder, Class B *	211,204	1,426,070
H & M Hennes & Mauritz AB, Class B (a)	150,216	2,023,657
Hexagon AB, Class B	639,847	7,030,690
Holmen AB, Class B	23,854	886,573
Industrivarden AB, Class A	34,700	1,283,829
Industrivarden AB, Class C (a)	48,326	1,784,663
Indutrade AB	81,161	1,970,946
Investment AB Latour, Class B	44,085	1,125,454
Investor AB, Class A	172,549	5,005,920
Investor AB, Class B	551,128	15,971,424
L E Lundbergforetagen AB, Class B	22,747	1,109,534
Lifco AB, Class B	68,562	2,442,253
Nibe Industrier AB, Class B	497,836	2,297,220
Nordnet AB publ	48,068	1,298,129
Saab AB, Class B	112,012	6,092,783
Sagax AB, Class B	65,238	1,380,803
Sagax AB, Class D	33,148	112,322
Sandvik AB	295,430	7,208,395
Securitas AB, Class B	160,237	2,378,132
Skandinaviska Enskilda Banken AB, Class A	407,240	7,123,661
Skandinaviska Enskilda Banken AB, Class C	6,067	107,528
Skanska AB, Class B	99,250	2,315,154
SKF AB, Class B	109,114	2,541,533
SSAB AB, Class A	64,796	373,656
SSAB AB, Class B	176,252	996,119
Svenska Cellulosa AB SCA, Class B	146,174	1,833,191
Svenska Handelsbanken AB, Class A	420,844	5,127,723
Svenska Handelsbanken AB, Class B (a)	10,616	207,440
Swedbank AB, Class A	299,729	7,981,199

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Sweden — continued
Swedish Orphan Biovitrum AB *	49,306	1,355,742
Tele2 AB, Class B	167,801	2,593,385
Telefonaktiebolaget LM Ericsson, Class A	16,565	120,521
Telefonaktiebolaget LM Ericsson, Class B	784,590	5,698,937
Telia Co. AB (a)	702,915	2,482,493
Trelleborg AB, Class B	60,908	2,213,081
Volvo AB, Class A	57,245	1,641,216
Volvo AB, Class B	466,674	13,402,785
		182,689,847
Switzerland — 4.5%
ABB Ltd. (Registered)	483,526	31,573,337
Chocoladefabriken Lindt & Spruengli AG	296	4,354,330
Chocoladefabriken Lindt & Spruengli AG (Registered)	32	4,679,115
Cie Financiere Richemont SA (Registered)	161,943	26,441,458
DSM-Firmenich AG	75,714	7,274,568
EMS-Chemie Holding AG (Registered)	2,056	1,617,644
Galderma Group AG	37,329	5,753,076
Geberit AG (Registered)	9,996	7,657,924
Givaudan SA (Registered)	2,462	10,292,022
Julius Baer Group Ltd.	59,902	4,053,228
Kuehne + Nagel International AG (Registered)	14,255	2,906,295
Lonza Group AG (Registered)	21,209	14,782,016
Partners Group Holding AG	6,541	8,793,046
Sandoz Group AG	125,446	7,174,123
Schindler Holding AG	12,358	4,469,097
Schindler Holding AG (Registered)	6,280	2,202,581
SGS SA (Registered)	46,304	4,705,107
Sika AG (Registered)	48,657	11,482,064
Sonova Holding AG (Registered)	14,804	4,029,767
Straumann Holding AG (Registered)	32,647	3,977,708
Swiss Life Holding AG (Registered)	8,624	8,932,724
Swisscom AG (Registered)	7,705	5,353,702
UBS Group AG (Registered)	913,692	33,956,470
Zurich Insurance Group AG	43,098	29,397,433
		245,858,835
United Arab Emirates — 0.0% ^
NMC Health plc ‡ *	300	—
United Kingdom — 12.1%
3i Group plc	295,413	16,142,007
Admiral Group plc	69,990	3,154,906
Ashtead Group plc	130,525	8,720,553
Associated British Foods plc	90,504	2,620,589
AstraZeneca plc	470,402	68,627,733
Auto Trader Group plc (b)	266,489	2,941,984
Aviva plc	920,224	7,862,400
BAE Systems plc	888,986	21,211,776
Barclays plc	4,330,123	21,165,731

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — continued
Barratt Redrow plc	388,868	1,914,963
Berkeley Group Holdings plc	29,915	1,438,667
British American Tobacco plc	601,503	32,226,940
BT Group plc	1,882,772	5,141,922
Bunzl plc	94,888	2,816,036
Centrica plc	1,497,962	3,256,201
CK Hutchison Holdings Ltd.	809,000	5,265,784
Coca-Cola Europacific Partners plc	65,201	6,319,281
Compass Group plc	518,648	18,225,018
ConvaTec Group plc (b)	499,534	1,539,078
Croda International plc	38,120	1,312,002
DCC plc	29,828	1,868,159
Diageo plc	674,830	16,356,233
Entain plc	193,871	2,603,441
Halma plc	115,224	4,930,263
Hikma Pharmaceuticals plc	47,604	1,230,434
Hiscox Ltd.	101,943	1,735,609
Howden Joinery Group plc	159,725	1,849,068
HSBC Holdings plc	5,361,002	65,312,943
ICG plc	88,113	2,522,901
Imperial Brands plc	249,503	9,725,474
Informa plc	367,658	4,204,185
InterContinental Hotels Group plc	46,836	5,388,023
International Consolidated Airlines Group SA	1,056,758	5,280,189
Intertek Group plc	48,402	3,147,099
J Sainsbury plc	520,025	2,079,370
JD Sports Fashion plc	761,396	854,658
Kingfisher plc	515,740	1,833,871
Land Securities Group plc, REIT	224,928	1,710,565
Legal & General Group plc	1,754,750	5,936,435
Lloyds Banking Group plc	18,219,473	18,683,129
London Stock Exchange Group plc	145,280	17,708,919
M&G plc	677,960	2,333,469
Melrose Industries plc	360,612	2,434,720
National Grid plc	1,482,856	20,837,218
NatWest Group plc	2,337,025	16,222,653
Next plc	35,347	5,737,561
Pearson plc	200,798	2,839,476
Persimmon plc	92,600	1,396,292
Phoenix Group Holdings plc	226,226	1,978,363
Reckitt Benckiser Group plc	206,774	15,496,841
RELX plc	563,749	29,293,012
Rentokil Initial plc	720,426	3,593,807
Rightmove plc	235,309	2,539,336
Rolls-Royce Holdings plc	2,539,745	36,046,552
Sage Group plc (The)	294,803	4,733,549
Schroders plc	258,939	1,330,986
Segro plc, REIT	375,841	3,203,195

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — continued
Severn Trent plc	80,152	2,810,717
Smith & Nephew plc	264,813	4,047,127
Smiths Group plc	101,247	3,136,245
Spirax Group plc	21,607	1,805,668
SSE plc	331,670	8,129,976
Standard Chartered plc	576,562	10,336,014
Taylor Wimpey plc	1,066,743	1,435,288
Tesco plc	2,032,773	11,420,976
Unilever plc	751,905	43,625,880
United Utilities Group plc	206,955	3,089,394
Vodafone Group plc	6,023,073	6,530,201
Weir Group plc (The)	78,715	2,765,329
Whitbread plc	49,439	1,986,005
Wise plc, Class A *	207,170	2,767,582
WPP plc	324,580	1,757,402
		662,525,373
United States — 9.2%
Alcon AG	149,263	13,085,586
BP plc	4,764,969	25,541,584
Buzzi SpA	23,831	1,244,446
CSL Ltd.	146,611	25,361,393
Experian plc	278,839	14,692,237
Ferrovial SE	137,562	7,051,837
GSK plc	1,231,671	22,655,354
Haleon plc	2,737,005	12,838,396
Holcim AG	149,616	11,931,866
James Hardie Industries plc, CHDI *	130,450	3,423,980
Nestle SA (Registered)	779,617	68,120,658
Novartis AG (Registered)	573,068	65,265,041
Roche Holding AG	209,447	65,362,760
Roche Holding AG	8,807	2,926,877
Sanofi SA	336,490	30,206,960
Schneider Electric SE	163,724	42,370,694
Shell plc	1,805,587	64,880,385
Stellantis NV	603,551	5,326,403
Swiss Re AG	89,162	15,960,122
Tenaris SA	112,652	1,967,487
		500,214,066
Total Common Stocks (Cost $4,429,370,437)		5,434,280,646
Short-Term Investments — 0.8%
Investment Companies — 0.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.26% (c) (d) (Cost $16,536,253)	16,536,253	16,536,253

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 0.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.37% (c) (d)(Cost $27,694,475)	27,694,476	27,694,476
Total Short-Term Investments (Cost $44,230,728)		44,230,729
Total Investments — 100.3% (Cost $4,473,601,165)		5,478,511,375
Liabilities in Excess of Other Assets — (0.3)%		(15,834,969)
NET ASSETS — 100.0%		5,462,676,406

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
APAC	Asia Pacific
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Certificaten Van Aandelen (Dutch Certificate)
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SGPS	Holding company

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2025. The total value of securities on loan at July 31, 2025 is $25,882,767.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2025.

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	13.9%
Pharmaceuticals	7.6
Insurance	6.2
Aerospace & Defense	3.6
Capital Markets	3.4
Oil, Gas & Consumable Fuels	3.4
Machinery	3.1
Semiconductors & Semiconductor Equipment	3.0
Electrical Equipment	2.7
Automobiles	2.6
Chemicals	2.5
Food Products	2.3
Metals & Mining	2.3
Industrial Conglomerates	2.3
Textiles, Apparel & Luxury Goods	2.3
Software	2.0
Diversified Telecommunication Services	2.0
Trading Companies & Distributors	1.9
Health Care Equipment & Supplies	1.9
Electric Utilities	1.8
Professional Services	1.8
Personal Care Products	1.6
Beverages	1.3
Hotels, Restaurants & Leisure	1.3
Financial Services	1.2
Consumer Staples Distribution & Retail	1.2
Household Durables	1.1
Real Estate Management & Development	1.1
Electronic Equipment, Instruments & Components	1.1
Wireless Telecommunication Services	1.1
Multi-Utilities	1.0
Broadline Retail	1.0
Building Products	1.0
Others (each less than 1.0%)	12.6
Short-Term Investments	0.8
Futures contracts outstanding as of July 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI EAFE Index	196	09/19/2025	USD	25,607,400	174,926

Abbreviations
EAFE	Europe, Australasia and Far East

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$392,118,733	$—	$392,118,733
Austria	278,786	19,407,203	—	19,685,989
Belgium	—	48,416,193	—	48,416,193
Brazil	—	1,814,126	—	1,814,126
Chile	—	2,590,013	—	2,590,013
China	834,210	27,918,658	—	28,752,868
Denmark	—	101,843,458	—	101,843,458
Finland	—	59,488,177	—	59,488,177
France	—	494,164,182	—	494,164,182
Germany	3,066,760	529,605,309	—	532,672,069
Hong Kong	—	107,234,480	—	107,234,480
Ireland	—	8,019,783	—	8,019,783
Israel	—	36,182,727	—	36,182,727
Italy	—	177,618,924	—	177,618,924
Japan	—	1,281,071,064	—	1,281,071,064
Luxembourg	—	8,506,953	—	8,506,953
Macau	—	4,963,328	—	4,963,328
Mexico	—	1,025,781	—	1,025,781
Netherlands	—	202,805,764	—	202,805,764
New Zealand	6,979,644	—	—	6,979,644
Norway	887,108	33,322,528	—	34,209,636
Poland	—	25,431,178	—	25,431,178
Portugal	—	8,085,665	—	8,085,665
Russia	—	—	—(a )	—(a )
Singapore	—	78,731,593	—	78,731,593
South Africa	—	9,118,492	—	9,118,492
Spain	3,779,487	167,682,218	—	171,461,705
Sweden	163,956	182,525,891	—	182,689,847
Switzerland	—	245,858,835	—	245,858,835
United Arab Emirates	—	—	—(a )	—(a )
United Kingdom	6,319,281	656,206,092	—	662,525,373
United States	—	500,214,066	—	500,214,066
Total Common Stocks	22,309,232	5,411,971,414	— (a)	5,434,280,646
Short-Term Investments
Investment Companies	16,536,253	—	—	16,536,253
Investment of Cash Collateral from Securities Loaned	27,694,476	—	—	27,694,476
Total Short-Term Investments	44,230,729	—	—	44,230,729
Total Investments in Securities	$66,539,961	$5,411,971,414	$— (a)	$5,478,511,375
Appreciation in Other Financial Instruments
Futures Contracts	$174,926	$—	$—	$174,926

(a)	Value is zero.

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2025	Shares at July 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.37% (a) (b)	$15,951,317	$382,078,355	$370,335,196	$—	$—	$27,694,476	27,694,476	$1,270,194	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.26% (a) (b)	19,826,097	245,921,891	249,211,735	—	—	16,536,253	16,536,253	817,892	—
Total	$35,777,414	$628,000,246	$619,546,931	$—	$—	$44,230,729		$2,088,086	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2025.